Post balance sheet event	6 Months Ended
Jun. 30, 2023
Post Balance Sheet Event [Abstract]
Post balance sheet event
Post balance sheet event
On the 24 July 2023, ITC Ltd., a Group associate, announced the proposal of a demerger of its ‘Hotels Business’ under a scheme of arrangement by which 60% of the newly incorporated entity will be held directly by ITC's shareholders proportionate to their shareholding in ITC. Approval for this demerger is being sought at a meeting scheduled for 14 August 2023. The announcement of this proposed demerger does not impact the half-year accounts for the period ending 30 June 2023.